Pension Plans and Other Postretirement Benefit Plans - Summary of cumulative fair values of the individual plan assets (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	$ 108,978	$ 145,651
Fair Value, Inputs, Level 1 [Member] | U.S. Treasury securities [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	672	0
Fair Value, Inputs, Level 1 [Member] | Money market fund [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	8,311	2,753
Fair Value, Inputs, Level 2 [Member] | U.S. corporate bonds [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	0	100,229
Fair Value, Inputs, Level 2 [Member] | Foreign issues [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	0	20,119
Fair Value, Inputs, Level 2 [Member] | Municipal bonds [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	0	3,881
Fair Value, Inputs, Level 2 [Member] | Mutual fund — equity [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	15,661	0
Fair Value, Inputs, Level 2 [Member] | Common collective trust [Member]
Defined Benefit Plan, Plan Assets, Category [Line Items]
Total investments measured at fair value	$ 84,334	$ 18,669